Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.88%♣
Communication Services — 0.53%
Lionsgate Studios †	161,265	$ 2,468,967
Sirius XM Holdings	86,337	2,550,395
		5,019,362
Consumer Discretionary — 11.06%
Amer Sports †	90,608	3,066,175
Boot Barn Holdings †	25,236	4,145,518
Burlington Stores †	12,920	4,093,056
Cava Group †	152,519	11,969,691
Champion Homes †	51,809	4,565,409
Dutch Bros Class A †	39,300	2,822,133
Garrett Motion	224,421	8,130,773
G-III Apparel Group	71,646	2,415,187
Life Time Group Holdings †	242,206	9,891,693
Modine Manufacturing †	20,063	5,357,222
Navan Class A †	374,249	8,559,075
Ollie's Bargain Outlet Holdings †	42,796	3,290,156
On Holding Class A †	99,325	3,518,091
Patrick Industries	42,184	3,787,279
Signet Jewelers	30,108	2,595,310
Sweetgreen Class A †	707,859	6,236,238
Valvoline †	87,348	3,453,740
Versigent †	61,930	2,601,679
Victoria's Secret & Co. †	64,660	5,397,817
Viking Holdings †	52,142	5,457,703
YETI Holdings †	66,495	3,295,492
		104,649,437
Consumer Staples — 1.23%
Celsius Holdings †	85,977	2,517,407
Performance Food Group †	43,946	4,912,723
Vita Coco †	63,016	4,167,878
		11,598,008
Energy — 2.89%
BKV †	85,155	2,329,841
Flowco Holdings Class A	142,793	3,047,203
Matador Resources	50,511	2,514,438
Permian Resources Class A	529,703	9,751,832
Solaris Energy Infrastructure	36,557	2,941,376
TechnipFMC	101,547	6,732,566
		27,317,256
Financials — 9.28%
Chime Financial Class A †	80,727	1,653,289
Coastal Financial †	43,361	3,360,911
Dave †	11,198	4,172,263
Essent Group	73,857	4,747,528
Evercore Class A	12,015	4,102,402
Figure Technology Solutions Class A †	192,035	5,897,395
FirstCash Holdings	22,249	4,812,904
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Glacier Bancorp	75,553	$ 3,897,024
Palomar Holdings †	22,360	2,826,080
Ryan Specialty Holdings	58,054	2,192,119
Sezzle †	6,750	1,158,502
Skyward Specialty Insurance Group †	52,555	3,066,584
Stifel Financial	66,283	4,624,565
Texas Capital Bancshares	92,981	9,601,218
Triumph Financial †	55,399	4,227,498
Virtu Financial Class A	49,553	2,951,872
WisdomTree	743,056	12,587,369
WSFS Financial	154,513	11,855,782
		87,735,305
Healthcare — 23.55%
Acadia Healthcare †	298,697	8,820,522
Adaptive Biotechnologies †	282,151	6,052,139
Alkermes †	77,043	4,036,668
Alumis †	134,850	3,794,679
Arcutis Biotherapeutics †	95,197	2,496,065
Arrowhead Pharmaceuticals †	52,344	4,266,559
ARS Pharmaceuticals †	219,696	1,759,765
Ascendis Pharma †	17,212	4,590,785
Axsome Therapeutics †	39,828	9,748,699
Biogen †	19,407	4,193,076
BioLife Solutions †	107,471	3,034,981
BioMarin Pharmaceutical †	53,146	3,041,014
Bridgebio Pharma †	37,291	2,777,434
BrightSpring Health Services †	60,207	4,198,836
Ceribell †	109,627	2,132,245
Cogent Biosciences †	162,484	6,288,131
Cytokinetics †	72,615	6,186,072
Denali Therapeutics †	137,860	3,545,759
Edgewise Therapeutics †	64,918	2,637,618
Fortrea Holdings †	282,627	4,917,710
Glaukos †	58,932	8,236,336
Guardant Health †	42,465	6,371,024
HealthEquity †	42,305	3,820,988
Hims & Hers Health †	229,581	7,959,573
Hinge Health Class A †	181,663	15,078,029
Illumina †	29,796	5,239,031
Immunome †	135,451	2,870,207
Insmed †	36,122	3,851,328
iRhythm Holdings †	24,721	2,940,563
Kardigan †	74,233	1,770,457
Kiniksa Pharmaceuticals International †	46,265	2,958,647
Krystal Biotech †	12,642	4,698,652
Kymera Therapeutics †	14,925	1,711,450
Legend Biotech ADR †	83,099	2,399,899
NQ- OPTSG [0626] 0826 (5831270)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Mirum Pharmaceuticals †	58,552	$ 6,854,683
Newamsterdam Pharma †	58,613	1,986,395
Ocular Therapeutix †	248,048	2,435,831
Oruka Therapeutics †	29,039	2,763,642
Praxis Precision Medicines †	8,429	2,821,945
Privia Health Group †	118,468	3,048,182
Procept BioRobotics †	82,153	1,855,015
Repligen †	29,249	3,990,734
Scholar Rock Holding †	46,054	2,532,970
SI-BONE †	133,141	2,172,861
Spyre Therapeutics †	43,071	3,823,843
Stevanato Group	150,758	2,724,197
Structure Therapeutics ADR †	95,119	5,105,037
TransMedics Group †	21,714	1,442,244
Trevi Therapeutics †	144,249	2,690,244
Twist Bioscience †	89,273	9,184,406
Vericel †	61,825	2,750,594
Waystar Holding †	138,100	2,835,193
Xenon Pharmaceuticals †	54,656	3,299,036
		222,741,993
Industrials — 24.47%
AAON	40,006	5,075,161
AAR †	23,131	3,306,114
Aevex Class A †	186,704	3,900,247
Allegiant Travel †	125,022	14,702,587
Applied Industrial Technologies	37,940	12,829,411
Astronics †	35,607	2,893,425
Astronics Class B †	7,122	541,226
Boise Cascade	39,152	3,039,370
Cardinal Infrastructure Group Class A †	115,114	10,843,739
CECO Environmental †	43,783	3,972,869
Construction Partners Class A †	35,810	4,253,154
CSW Industrials	11,050	3,075,215
Dycom Industries †	8,970	4,535,142
ESCO Technologies	17,401	6,091,046
Firefly Aerospace †	78,859	2,318,455
Flowserve	40,367	2,993,617
Forgent Power Solutions Class A †	160,421	8,961,117
FTAI Aviation	40,096	10,847,171
FuelCell Energy †	105,377	3,794,626
Generac Holdings †	12,836	3,758,509
Herc Holdings	67,818	9,721,032
IDEX	63,578	14,429,027
JBT Marel	27,204	3,944,580
Kirby †	82,997	11,285,102
Knight-Swift Transportation Holdings	82,893	6,454,878
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	54,718	$ 2,728,239
Legence Class A †	67,607	5,762,145
Mercury Systems †	44,646	5,461,545
MYR Group †	11,374	5,691,550
nVent Electric	27,323	4,634,254
RB Global	18,743	2,182,622
RBC Bearings †	12,475	8,034,648
Regal Rexnord	14,224	3,388,015
SPX Technologies †	28,133	6,897,368
StandardAero †	89,918	2,689,447
Trex †	136,002	6,805,540
WESCO International	17,963	6,204,959
Woodward	12,705	5,405,215
Xometry Class A †	53,079	5,123,185
Zurn Elkay Water Solutions	56,055	2,832,459
		231,408,011
Information Technology — 24.01%
Advanced Energy Industries	17,710	6,603,528
Agilysys †	42,745	4,466,852
Akamai Technologies †	56,282	6,653,095
Allegro MicroSystems †	65,362	4,550,502
Applied Optoelectronics †	15,887	2,353,818
AvePoint †	221,317	2,480,964
Braze Class A †	92,124	1,998,170
Descartes Systems Group †	39,881	2,761,360
DigitalOcean Holdings †	57,303	8,998,290
Enphase Energy †	83,467	4,109,915
Everpure Class A †	138,393	10,903,984
Evolv Technologies Holdings †	498,497	2,891,283
Extreme Networks †	122,433	3,963,156
Five9 †	184,448	3,932,431
FormFactor †	64,797	10,362,984
Itron †	33,666	2,913,119
JFrog †	120,144	10,918,687
Lattice Semiconductor †	67,112	10,265,451
Littelfuse	27,825	12,669,557
MACOM Technology Solutions Holdings †	31,281	11,898,354
Mirion Technologies †	165,408	2,965,765
MongoDB †	24,312	8,166,401
nCino †	45,344	741,374
Novanta †	76,727	12,448,188
Nutanix Class A †	57,352	2,922,658
Okta †	46,993	6,412,195
Onto Innovation †	33,119	12,533,886
Procore Technologies †	56,582	2,298,361
PTC †	19,600	2,226,756
Q2 Holdings †	57,747	2,777,631

2    NQ- OPTSG [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Quantinuum Class A †	103,154	$ 8,431,808
Rambus †	36,762	4,879,788
Sanmina †	8,572	2,169,402
Semtech †	22,347	3,616,862
SentinelOne Class A †	120,776	2,049,569
Synaptics †	31,932	3,966,912
TD SYNNEX	17,405	4,653,053
Twilio Class A †	29,630	6,113,558
Varonis Systems †	91,155	3,824,864
Viavi Solutions †	102,793	4,908,366
Zeta Global Holdings Class A †	169,842	3,342,491
		227,145,388
Materials — 1.53%
Ashland	62,218	4,099,544
Element Solutions	147,612	7,048,473
Steel Dynamics	14,661	3,364,113
		14,512,130
Utilities — 0.33%
Fervo Energy Class A †	107,155	3,132,141
		3,132,141
Total Common Stocks (cost $731,445,203)		935,259,031

Short-Term Investments — 2.50%
Money Market Mutual Funds — 2.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	5,910,773	5,910,773
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	5,910,773	5,910,773
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	5,910,773	$ 5,910,773
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	5,910,773	5,910,773
Total Short-Term Investments (cost $23,643,092)		23,643,092

Total Value of Securities—101.38% (cost $755,088,295)		958,902,123
Liabilities Net of Receivables and Other Assets—(1.38%)		(13,066,751)
Net Assets Applicable to 51,637,842 Shares Outstanding—100.00%		$945,835,372
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- OPTSG [0626] 0826 (5831270)    3